Organization and Principal Activities (Details) - Schedule of AGM Holdings' Subsidiaries	6 Months Ended
Jun. 30, 2024
AGM Technology Limited (“AGM Technology “) [Member]
Schedule of AGM Holdings
Date of Incorporation	May 21, 2015
Percentage of Effective Ownership	100.00%
Principal Activities	Sale of cryptocurrency mining machines and standardized computing equipment
Place of Incorporation	Hong Kong
AGM Tianjin Construction Development Co., Ltd. (“AGM Tianjin”) formerly Shenzhen AnGaoMeng Financial Technology Service Co., Ltd. [Member]
Schedule of AGM Holdings
Date of Incorporation	Oct. 13, 2015
Percentage of Effective Ownership	100.00%
Principal Activities	Holding entity
Place of Incorporation	China
Beijing AnGaoMeng Technology Service Co., Ltd. (“AGM Beijing”) [Member]
Schedule of AGM Holdings
Date of Incorporation	Nov. 13, 2015
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider
Place of Incorporation	China
AGM Software Service LTD (“AGM Software”) [Member]
Schedule of AGM Holdings
Date of Incorporation	Jun. 14, 2017
Percentage of Effective Ownership	100.00%
Principal Activities	Core technology service provider
Place of Incorporation	BVI
Nanjing Lucun Semiconductor Co., Ltd. (“Nanjing Lucun”) [Member]
Schedule of AGM Holdings
Date of Incorporation	Jun. 17, 2021
Percentage of Effective Ownership	100.00%
Principal Activities	Sale of cryptocurrency mining machines and standardized computing equipment
Place of Incorporation	China
AGM Defi Lab Ptd Limited (“AGM Defi Lab”) [Member]
Schedule of AGM Holdings
Date of Incorporation	Jul. 30, 2021
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider
Place of Incorporation	Singapore
AGM Defi Tech Limited (“AGM Defi Tech”) [Member]
Schedule of AGM Holdings
Date of Incorporation	Aug. 08, 2021
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider
Place of Incorporation	Hong Kong
Beijing Keen Sense Technology Service Co., Ltd (“Beijing Keen Sense”) [Member]
Schedule of AGM Holdings
Date of Incorporation	Oct. 21, 2021
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider
Place of Incorporation	China
AGM Electronic Technology Limited (“AGM HK”) [Member]
Schedule of AGM Holdings
Date of Incorporation	Jan. 26, 2024
Percentage of Effective Ownership	100.00%
Principal Activities	Sale of cryptocurrency mining machines and standardized computing equipment
Place of Incorporation	Hong Kong
AGM Canada Holdings Limted (“AGM Canada”) [Member]
Schedule of AGM Holdings
Date of Incorporation	Apr. 17, 2024
Percentage of Effective Ownership	100.00%
Principal Activities	Sale of cryptocurrency mining machines and standardized computing equipment
Place of Incorporation	Canada
Beijing Bixin Electronic Technology Co., Ltd (“AGM Bixin”) [Member]
Schedule of AGM Holdings
Date of Incorporation	Apr. 26, 2024
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider
Place of Incorporation	China